Fresh Start Accounting - Liabilities subject to compromise settled (Details) - Reorganization Adjustments $ in Thousands	Nov. 19, 2018 USD ($)
Liabilities Subject to Compromise [Abstract]
Gain on settlement of liabilities subject to compromise	$ 794,218
Liabilities Subject To Compromise
Liabilities Subject to Compromise [Abstract]
Increase (decrease ) in liabilities subject to compromise	3,084,874
Unconsolidated Subsidiaries
Liabilities Subject to Compromise [Abstract]
Increase (decrease ) in liabilities subject to compromise	(488)
Payment Of Debt | 2013 Revolving Credit Facility
Liabilities Subject to Compromise [Abstract]
Increase (decrease ) in liabilities subject to compromise	(475,000)
Payment Of Debt | SSCF
Liabilities Subject to Compromise [Abstract]
Increase (decrease ) in liabilities subject to compromise	(661,478)
Reinstatement Of Claims Expected To Be Paid
Liabilities Subject to Compromise [Abstract]
Increase (decrease ) in liabilities subject to compromise	(1,247)
Issuance Of Successor Common Shares to Holders Of Debt
Liabilities Subject to Compromise [Abstract]
Increase (decrease ) in liabilities subject to compromise	$ (1,152,443)